March 16, 2000

                           DREYFUS INDEX FUNDS, INC.
                          DREYFUS S&P 500 INDEX FUND\
                            DREYFUS MIDCAP INDEX FUND
                       DREYFUS SMALL CAP STOCK INDEX FUND
                    DREYFUS INTERNATIONAL STOCK INDEX FUND
               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 1, 2000


1. The following information replaces all contrary information contained in the sections of the Statement of Additional Information ("SAI") entitled "Description of the Funds", "Management of the Funds" and "Management Arrangements":

      Effective March 16, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

2. The following information replaces the information contained in the section of the Statement of Additional Information ("SAI") entitled "Management of the Funds - Officers of the Funds":

Stephen E. Canter, President.   President, Chief Operating Officer, and Chief
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      Investment Officer of the Manager, and an officer of other investment companies advised and administered by the Manager. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 54 years old.

Mark N. Jacobs, Vice President.   Vice President, General Counsel and
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      Assistant Secretary of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 53 years old.

Joseph Connolly, Vice President and Treasurer. Director - Mutual Fund Accounting of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 42 years old.

Michael A. Rosenberg, Secretary.   Associate General Counsel of the Manager,
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      and an officer of other investment companies advised and administered by the Manager. He is 40 years old.

Steven F. Newman, Assistant Secretary.   Associate General Counsel and
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      Assistant Secretary of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 50 years old.

Mark Kornfeld, Assistant Secretary.   Assistant General Counsel of the
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      Manager, and an officer of other investment companies advised and administered by the Manager. From September 1993 to October 1998, Mr. Kornfeld was an Associate Attorney in the Litigation Group of Clifford
      Chance Rogers & Wells, LLP.   He is 32 years old.

James Windels, Assistant Treasurer.   Senior Treasury Manager of the Manager,
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      and an officer of other investment companies advised and administered by the Manager. He is 41 years old.

      The address of each Fund officer is 200 Park Avenue, New York, NY 10166.